CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,100,748)	$ (6,182,224)
Adjustments to reconcile net loss to net cash flows used in operating activities
Offering costs associated with warrant liability	1,326,212
Change in fair value of warrant liability	(10,839,000)
Deferred tax benefit	(426,681)
Depreciation	115,299	43,818
Equity-based compensation	2,173,171	924,438
Changes in operating assets and liabilities:
Accounts receivable	165,170	(201,801)
Inventories	(664,333)	(247,041)
Other current and non-current assets	839,688	(791,808)
Accounts payable	(72,899)	390,948
Accrued expenses and other liabilities	1,251,172	539,572
Net cash flows used in operating activities	(7,232,949)	(5,524,098)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(156,631)	(1,826,838)
Net cash flows used in investing activities	(156,631)	(1,826,838)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock and warrants	15,000,000	5,173,599
Payment of issuance costs	(1,421,449)
Proceeds from loan from related party		500,000
Net cash flows provided by financing activities	13,578,551	5,673,599
Net (decrease)/increase in cash	6,188,971	(1,677,337)
Cash, beginning of period	19,629,649	2,333,117
Cash, end of period	$ 25,818,620	655,780
Supplemental schedule of non-cash activities:
Purchases of property and equipment in accounts payable		$ 46,716